Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders [Abstract]
Comprehensive Income (Loss) Note [Text Block]
(18) Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders
The components of accumulated other comprehensive (loss) income, net of tax, attributable to Federated shareholders are as follows:

in thousands	Unrealized Loss on Hedging Instruments	Unrealized (Loss) Gain on Securities Available for Sale	Foreign Currency Translation Gain (Loss)	Total
Balance at January 1, 2009	$0	$(310)	$607	$297
Change in market value[1]	0	483	0	483
Reclassification adjustment[2]	0	251	0	251
Gain on currency conversion[3]	0	0	483	483
Balance at December 31, 2009	0	424	1,090	1,514
Change in market value[1]	(11,828)	3,642	0	(8,186)
Reclassification adjustment[2]	4,201	(802)	0	3,399
Loss on currency conversion[3]	0	0	(422)	(422)
Balance at December 31, 2010	(7,627)	3,264	668	(3,695)
Change in market value[1]	(7,005)	(1,449)	0	(8,454)
Reclassification adjustment[2]	5,366	(1,490)	0	3,876
Loss on currency conversion[3]	0	0	(339)	(339)
Balance at December 31, 2011	$(9,266)	$325	$329	$(8,612)

1
The tax (benefit) expense related to the change in market value of the hedging instruments was $(4,458) and $(6,369) for 2011 and 2010, respectively. The tax (benefit) expense related to the change in market value of securities available for sale was $(1,337), $2,640 and $277 for 2011, 2010 and 2009, respectively.

2
The tax (expense) benefit related to the reclassification adjustment for the hedging instruments was $(2,889) and $(2,262) for 2011 and 2010, respectively. The tax (expense) benefit related to the reclassification adjustments for securities available for sale was $802, $431 and $(134) for 2011, 2010 and 2009, respectively.

3	The tax (benefit) expense related to the foreign currency translation gain/loss was $(183), $(227) and $260 for 2011, 2010 and 2009, respectively.